Consolidated Income Statement - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income		$ 2,107	$ 2,098	$ 2,135	$ 4,205	$ 4,591
Interest expense from financial instruments measured at amortized cost		(860)	(859)	(1,112)	(1,719)	(2,519)
Net interest income from financial instruments measured at fair value through profit or loss		359	351	354	710	616
Total net interest income		1,607	1,589	1,376	3,196	2,689
Other net income from financial instruments measured at fair value through profit or loss		1,471	1,314	1,944	2,785	3,719
Credit loss (expense) / release		80	28	(272)	108	(540)
Fee and commission income	[1]	6,047	6,197	4,730	12,244	10,211
Fee and commission expense		(484)	(478)	(419)	(962)	(875)
Net fee and commission income		5,563	5,719	4,311	11,282	9,336
Other income		350	185	153	535	317
Total operating income		9,071	8,836	7,512	17,906	15,521
Personnel expenses		4,072	4,086	3,682	8,158	7,391
General and administrative expenses		2,070	2,141	1,879	4,211	3,960
Depreciation and impairment of property, equipment and software		439	449	409	887	814
Amortization and impairment of goodwill and intangible assets		9	8	17	17	32
Total operating expenses		6,589	6,684	5,987	13,274	12,197
Operating profit / (loss) before tax		2,481	2,151	1,525	4,632	3,324
Tax expense / (benefit)		563	439	328	1,001	703
Net profit / (loss)		1,919	1,713	1,197	3,631	2,621
Net profit / (loss) attributable to non-controlling interests		6	3	3	9	6
Net profit / (loss) attributable to shareholders		$ 1,913	$ 1,710	$ 1,194	$ 3,623	$ 2,615

[1]	Reflects third-party fee and commission income for the second quarter of 2021 of USD 3,585 million for Global Wealth Management (first quarter of 2021: USD 3,673 million; second quarter of 2020: USD 2,809 million), USD 400 million for Personal & Corporate Banking (first quarter of 2021: USD 389 million; second quarter of 2020: USD 313 million), USD 805 million for Asset Management (first quarter of 2021: USD 815 million; second quarter of 2020: USD 700 million), USD 1,248 million for the Investment Bank (first quarter of 2021: USD 1,305 million; second quarter of 2020: USD 872 million) and USD 9 million for Group Functions (first quarter of 2021: USD 15 million; second quarter of 2020: USD 36 million).